Towd Point Mortgage Trust 2025-FIX2

Mortgage Loans Excluded from Securitization Transaction

The Redacted Loan IDs contained in the table below represent mortgage loans which have been excluded from the pool of mortgage loans that are expected to back certain mortgage-backed securities issued by Towd Point Mortgage Trust 2025-FIX2 in connection with a securitization transaction.  As such, solely as it relates to the Redacted Loan IDs indicated below, the findings and conclusions of AMC Diligence, LLC (“AMC”) contained as an Exhibit to this Form ABS-15G should be disregarded in their entirety.

AMC Redacted Loan ID
16
42
61
166
191
194
211
252
269
284
310
341
343
400
463
495
542
549
551
553
681
691
703
748
793
906
994
1050
1068
1142
1150
1154
1172
1187
1233
1244
1327
1334
1407
1411
1415
1421
1436
1467
1471
1484
1508
1680
1740
1757
1794
1886